Mar. 28, 2025
Long Pond Real Estate Select ETF
Long Pond Real Estate Select ETF
Investment Objective
The Long Pond Real Estate Select ETF (the “Fund”) seeks total return.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Long Pond Real Estate Select ETF Long Pond Real Estate Select ETF
Management Fee	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	1.00%
[1]	Based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years
Long Pond Real Estate Select ETF | Long Pond Real Estate Select ETF | USD ($)	102	318

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. Because the Fund is new, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in companies that are involved in the greater real estate economy (”Real Estate Select”) which refers to the interrelated sectors and industries that derive at least 50% of their revenue from real estate related activities (such as leasing, renting, management, construction, financing or sale); are organized as real estate investment trusts (“REITs”) or REIT-like entities such as a real estate operating company (“REOCs”); or that provide goods and services to real estate industry participants; (collectively, “Real Estate Select Companies”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of Real Estate Select Companies.

The Real Estate Select Companies the Fund will invest in will generally have mid- to large- capitalizations, which the Fund will consider to be those with a minimum market capitalization of $5 billion, subject to market fluctuations. The Fund may invest in REITs, which are classified across several differing component industries depending on property type, that are further classified into one or more sub-industries per industry. Equity securities of Real Estate Select Companies may consist of common stock, shares of beneficial interest of REITs and securities with characteristics of common stock, such as preferred stock and debt securities with features that may allow them to convert into common stock. Real Estate Select Companies that provide goods and services to real estate industry participants may be within industries comprising the consumer discretionary sector (such as homebuilding and lodging companies). The Fund expects to hold positions in approximately 25 or more companies at any given time.

Long Pond Capital, LP is the Fund’s sub-adviser (the “Sub-Adviser”) and utilizes a rigorous investment process to implement the Fund’s strategy. The Sub-Adviser evaluates investments for the Fund through the lens of long-term value creation and looks to identify and invest in companies that it believes are capable of compounding value over time and through different market cycles.  The Sub-Adviser identifies companies that meet the criteria for the Fund by assessing the relative attractiveness of each industry and sub-industry, if applicable (for example, the Specialized REIT industry is comprised of REITs of distinct property types classified into sub-industries, such as Self-Storage REITs, Telecom Tower REITs, Timber REITs and Data Center REITs), business model and company in the investable universe. This approach includes actively monitoring and evaluating fundamentals, supply and demand outlooks, asset quality, management quality, capital allocation, balance sheet strength and valuation.

The Fund may incorporate certain tax optimization strategies in order to seek a more tax-efficient portfolio. An example of such a strategy is to sell a security prior to a dividend declaration and to purchase the security back after the dividend is paid in order to reduce taxable investment income. This strategy may increase the rate of portfolio turnover, the amount of trading costs the Fund will incur and the potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks around dividends. The Fund’s portfolio turnover rate is expected to be 100% or more.

The Fund may borrow for investment purposes. The Fund may invest in shares of other investment companies, including ETFs. The Fund may temporarily hold cash or cash equivalent securities such as U.S. Treasury securities and short duration fixed-income ETFs. The Fund is non-diversified and may invest a larger percentage of its assets in fewer issuers than diversified funds. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in the groups of industries comprising the real estate and consumer discretionary sectors, collectively.

Principal Risks
Performance Information

The Fund is new and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.